Income Taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Tax Disclosure [Abstract]
U.S. federal	$ 64	$ 151	$ 104
U.S. state and other	2	11	7
International	56	39	108
Total current	122	201	219
Deferred	(60)	(88)	(127)
Income tax expense	$ 62	$ 113	$ 92